UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 – December 31, 2014

Item 1.	Report to Shareholders.

Cullen Funds

SEMI-ANNUAL REPORT

DECEMBER 31, 2014

Cullen International High Dividend | Cullen High Dividend Equity

Cullen Small Cap Value | Cullen Value | Cullen Emerging Markets High Dividend Equity

Cullen Funds Trust	Shareholder Letter
December 31, 2014 (Unaudited)

February 27, 2015

Retail Class Performance for the six months ended December 31, 2014 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), and Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	3.22%
Standard & Poors 500® Index	6.12%
Cullen International High Dividend Fund	-11.73%
MSCI EAFE Index	-9.16%
Cullen Small Cap Value Fund	-13.33%
Russell 2500TM Value Index	-0.70%
Cullen Value Fund	-0.86%
Standard & Poors 500® Index	6.12%
Cullen Emerging Markets High Dividend Fund	-6.80%
MSCI Emerging Markets Index	-7.84%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 24-31 of this annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the Standard & Poors 500 Index during the period was primarily due to sector allocation effects, most notably our overweight allocations to the Energy and Telecommunication sectors and underweight allocation to the Information Technology sector. The Fund’s relative performance was also impacted by stock selection in the Consumer Staples and Health Care sectors, partially offset by positive stock selection effect in the Industrials, Information Technology, and Materials. The Fund’s average cash balance of approximately 2% also contributed to relative performance during the period.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to stock selection, most notably in the Energy and Health Care sectors with stock selection effects in the Telecommunications and Financials sectors and the Fund’s relative overweight to Telecommunications and Materials sectors partially offsetting the relative impact. The Fund’s average cash balance of approximately 4% also contributed to relative performance during the period.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to stock selection, most notably within the Energy and Industrials sectors. The aforementioned impacts were partially offset by stock selection in and our overweight to the Health Care sector. The Fund’s average cash balance of approximately 3% also contributed to relative performance during the period.

Portfolio Review-Value Fund

The Value Fund’s performance versus the Standard & Poors 500 Index during the period was primarily due to stock selection, most notably in the Energy, Consumer Discretionary, and Health Care sectors. The Fund’s overweight allocation to the Health Care sector and stock selection within the Industrials sector partially offset the aforementioned impacts. The Fund’s average cash balance of approximately 5% partially offset relative performance during the period.

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to its underweight allocation to the Energy and Materials sector and overweight allocation to the Telecommunication sectors sector. Further contributing to the relative performance was stock selection within the Financials, Consumer Discretionary, and Information Technology sectors. The Fund’s relative performance was partially offset by stock selection within the Materials and Health Care sectors. The Fund’s average cash balance of approximately 5% also contributed to relative performance during the period.

Outlook

As we look at the market ahead, there are a number of things to consider. First, we believe this bull market is on the mature side. Since the March 9, 2009 low, the current advance is the fourth highest in both length and cumulative price gain, at 70 months and 209% respectively. The S&P 500 has not had a 10%+ correction in nearly 40 months, the third longest period without one over the last 70 years.

Semi-Annual Report | December 31, 2014	1

Cullen Funds Trust	Shareholder Letter
December 31, 2014 (Unaudited)

Relatedly, market valuations are full though not particularly worrisome. After the multiple expansion of 2013, approximately half of the 2014 return was attributable to earnings growth. The trailing twelve month price to earnings ratio (“P/E”) on the S&P 500 is currently 18.0x versus an average of 18.9x at previous market peaks (16.6x currently versus an average of 16.9x on a forward basis). On a relative value basis, stocks continue to look dramatically more attractive than bonds: the earnings yield on the S&P 500 (the inverse of the P/E) minus the 10-year Treasury yield has actually climbed recently to 339 basis points, an “equity risk” spread that is one and a half standard deviations above the average of 37 basis points. In 2014 however, the overall tenor of the market transitioned from momentum-driven to a more defensive posturing indicated in part by the strong performance of government bonds, Utilities and Real Estate Investment Trusts. Equity fund flows into passive vehicles continue to dominate, a trend typical of late market cycles. Cumulatively, since the financial crisis, $328 billion has flowed out of equity mutual funds while $824 billion has flowed into Exchange Traded Funds; we believe the movement has swung to an extreme and will likely correct itself in time.

On the economic front, the United States’ picture is relatively solid. Recent evidence indicates there is more runway to the U.S. expansion than previously thought. In recent months, Institute for Supply Management’s manufacturing Purchasing Managers Index rose close to the previous 2011 highs. The U.S. consumer is in particularly good shape: having previously de-levered, new jobs and wage gains are leading to greater discretionary income while inflation remains tame. The recent decline in energy prices increases consumers’ disposable income, and improving consumer confidence points to continued solid Gross Domestic Product growth in 2015. Lastly, wages have turned up, but off a low level of 2%, suggesting there is runway to the 4% that typically marks inflation concerns.

Central bank policy is also fairly well-telegraphed at this point. In the U.S., the Federal Reserve is on a path to policy normalization. While inflation is nowhere in sight, the Fed’s next step—always with the data-dependent caveat—is to begin to gradually raise the Fed Funds rate in order to move it away from the zero bound to ensure future policy leeway. On the other hand, the Bank of Japan will clearly continue in its attempt to drive up Japanese inflation (and devalue its currency), while the European Central Bank has acknowledged that the Eurozone has a deflation problem which should be addressed with its own bond buying program.

The impact these policy moves will ultimately have on both markets and the real economy is uncertain. In the U.S., monetary policy normalization makes sense given the recovery of the economy. However, rising short-term rates could cause a flattening of the yield curve as 2015 progresses. In the rest of the world, the monetary easing should help economies and equity markets. However, to achieve sustainable growth, structural reforms and deleveraging are needed, but are much less likely to be implemented. This easing abroad also suggests that these and other currencies will continue to weaken against the U.S. dollar.

The strengthening U.S. dollar has far-reaching effects on corporate profits and commodities weakening foreign profits and competitiveness and exacerbating the decline in oil prices. In the months ahead, the impact of lower oil prices on the economy will be better known and if such a rapid decline is a harbinger of a significant slowdown in global economic activity. The swift stock market declines we saw in 2014 invariably coincided with steep drops in foreign currencies and, especially, the price of oil.

As we look ahead, we believe investors should be more mindful of risk not less. We believe that the most effective way to manage risk is to adhere to an investment discipline, in particular a valuation discipline in individual stock selection, which is the core tenet of our investment approach. Investors should be prepared for increased volatility in a slower growth environment. History shows that dividends comprise a significant portion of total return and should be an even more important component in this environment.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, and Cullen Emerging Markets High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
December 31, 2014 (Unaudited)

The Standard & Poors 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Basis Point – A unit equal to one hundredth of a percentage point.

Price-Earnings Ratio – A valuation of a company’s current share price compared to its per-share earnings.

Standard Deviation – A measure of the dispersion of a set of data from its mean.

Semi-Annual Report | December 31, 2014	3

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2014 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2014 to
	Ratio(a)	July 1, 2014	December 31, 2014	December 31, 2014(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$882.70	$5.93
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$879.20	$9.47
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$884.60	$4.75
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class R1
Actual	1.62%	$1,000.00	$881.10	$7.68
Hypothetical (5% return before expenses)	1.62%	$1,000.00	$1,017.04	$8.24

Class R2
Actual	1.37%	$1,000.00	$882.40	$6.50
Hypothetical (5% return before expenses)	1.37%	$1,000.00	$1,018.30	$6.97

4	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2014 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2014 to
	Ratio(a)	July 1, 2014	December 31, 2014	December 31, 2014(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,032.20	$5.12
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$1,028.00	$8.95
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$1,033.00	$3.84
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Class R1
Actual	1.50%	$1,000.00	$1,029.20	$7.67
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

Class R2
Actual	1.25%	$1,000.00	$1,030.60	$6.40
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$866.70	$5.88
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$863.70	$9.40
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$865.80	$4.70
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$991.40	$5.02
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$986.40	$8.76
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$991.40	$3.76
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Semi-Annual Report | December 31, 2014	5

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2014 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2014 to
	Ratio(a)	July 1, 2014	December 31, 2014	December 31, 2014(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$932.00	$6.09
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$928.80	$9.72
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$933.20	$4.87
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

6	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 97.85%
Australia - 4.20%
BHP Billiton Ltd.	174,500	$ 4,125,644
Sonic Healthcare Ltd.	845,000	12,712,663
		16,838,307

Canada - 7.65%
BCE, Inc.	299,750	13,746,535
Canadian Oil Sands Ltd.	26,000	232,895
Manulife Financial Corp.	641,050	12,237,644
RioCan Real Estate Investment Trust	196,450	4,473,167
		30,690,241

China - 0.84%
CNOOC Ltd.	2,500,000	3,380,423

France - 7.82%
BNP Paribas SA	126,000	7,438,295
GDF Suez	375,050	8,745,807
Sanofi	95,500	8,706,781
Total SA - Sponsored ADR	126,750	6,489,600
		31,380,483

Germany - 10.12%
Bayer AG	91,850	12,519,934
Deutsche Post AG	115,300	3,742,858
Deutsche Telekom AG	569,560	9,113,155
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,300	8,025,244
Siemens AG	64,150	7,197,879
		40,599,070

Hong Kong - 2.66%
BOC Hong Kong Holdings Ltd.	3,210,500	10,697,838

Indonesia - 0.52%
PT Telekomunikasi Indonesia Persero Tbk	9,120,000	2,096,038

Japan - 6.99%
Japan Tobacco, Inc.	333,200	9,170,593
Kirin Holdings Co. Ltd.	505,000	6,275,077
Nippon Telegraph & Telephone Corp.	247,100	12,622,517
		28,068,187

Luxembourg - 2.35%
RTL Group SA	100,320	9,444,316

Netherlands - 1.96%
Unilever NV	201,300	7,858,752

Norway - 2.62%
North Atlantic Drilling Ltd.	428,750	698,862

		Value
	Shares	(Note 2)
Norway (continued)
Orkla ASA	1,125,850	$ 7,664,187
Statoil ASA	122,000	2,148,034
		10,511,083

Poland - 0.35%
Asseco Poland SA	98,042	1,406,466

Russia - 0.28%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	28,300	1,119,681

Singapore - 5.70%
Singapore Telecommunications Ltd.	4,170,000	12,240,223
United Overseas Bank Ltd.	576,500	10,638,762
		22,878,985

South Africa - 2.35%
MTN Group Ltd.	495,500	9,425,665

Switzerland - 14.35%
ABB Ltd. - Sponsored ADR	281,700	5,957,955
Nestle SA	185,000	13,486,688
Novartis AG - Sponsored ADR	147,550	13,671,983
Roche Holding AG	42,200	11,433,762
Zurich Insurance Group AG	41,650	13,015,723
		57,566,111

United Kingdom - 27.09%
AstraZeneca PLC - Sponsored ADR	67,750	4,768,245
BAE Systems PLC	1,635,600	11,961,469
British American Tobacco PLC - Sponsored ADR	87,450	9,428,859
GlaxoSmithKline PLC	446,650	9,582,252
HSBC Holdings PLC	1,235,133	11,744,833
Imperial Tobacco Group PLC	360,900	15,886,638
Indivior PLC(a)	133,450	310,745
Reckitt Benckiser Group PLC	133,450	10,808,643
Rexam PLC	737,808	5,194,166
Royal Dutch Shell PLC, Class B	229,100	7,915,651
Smiths Group PLC	154,000	2,618,635
SSE PLC	586,400	14,816,630
Vodafone Group PLC - Sponsored ADR	107,000	3,656,190
		108,692,956

TOTAL COMMON STOCKS
(Cost $369,453,875)		392,654,602

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2014	7

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2014 (Unaudited)

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 1.58%
SSgA® Prime Money Market Fund	0.048%	6,342,347	$ 6,342,347

TOTAL SHORT TERM INVESTMENTS
(Cost $6,342,347)			6,342,347

TOTAL INVESTMENTS 99.43%
(Cost $375,796,222)			$ 398,996,949

Other Assets In Excess Of Liabilities 0.57%			2,270,563

NET ASSETS 100.00%			$ 401,267,512

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities, denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
PT	-	Perseroan Terbatas, meaning "private limited", which is the equivalent of an incorporated entity in the U.S.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

(a)  Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Health Care	18.38%	$ 73,706,365
Financials	18.38	73,798,339
Consumer Staples	15.88	63,744,657
Telecommunication Services	10.26	41,164,651
Industrials	9.76	39,142,983
Utilities	5.87	23,562,437
Energy	5.48	21,985,146
Communications	5.42	21,735,672
Consumer Discretionary	2.35	9,444,316
Materials	2.33	9,319,810
Consumer, Non-cyclical	2.28	9,170,593
Financials REITS/Property	1.11	4,473,167
Information Technology	0.35	1,406,466
TOTAL COMMON STOCKS	97.85	392,654,602

SHORT TERM INVESTMENTS	1.58	6,342,347

TOTAL INVESTMENTS	99.43%	$ 398,996,949
Other Assets In Excess Of Liabilities	0.57	2,270,563
TOTAL NET ASSETS	100.00%	$ 401,267,512

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
8	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.63%
Aerospace & Defense - 5.03%
The Boeing Co.	187,600	$ 24,384,248
Raytheon Co.	875,100	94,659,567
		119,043,815

Communications Equipment - 4.78%
Cisco Systems, Inc.	3,353,520	93,278,159
Corning, Inc.	870,000	19,949,100
		113,227,259

Distillers & Vintners - 2.14%
Diageo PLC - Sponsored ADR	445,000	50,770,050

Distributors - 2.70%
Genuine Parts Co.	598,890	63,823,707

Diversified Banks - 2.58%
HSBC Holdings PLC - Sponsored ADR	1,291,380	60,991,877

Diversified Chemicals - 3.47%
EI du Pont de Nemours & Co.	1,112,800	82,280,432

Electric Utilities - 3.20%
NextEra Energy, Inc.	712,350	75,715,682

Healthcare-Products - 0.14%
Halyard Health, Inc.(a)	73,125	3,324,994

Household Products - 5.16%
Kimberly-Clark Corp.	585,000	67,590,900
Unilever NV	1,395,440	54,477,978
		122,068,878

Industrial Conglomerates - 6.85%
3M Co.	491,000	80,681,120
General Electric Co.	3,227,500	81,558,925
		162,240,045

Integrated Oil & Gas - 8.51%
Chevron Corp.	647,200	72,602,896
ConocoPhillips	890,000	61,463,400
Royal Dutch Shell PLC, Class B - Sponsored ADR	968,100	67,341,036
		201,407,332

Integrated Telecommunication - 3.54%
BCE, Inc.	1,827,700	83,818,322

Integrated Telecommunication Services - 2.93%
AT&T, Inc.	2,065,000	69,363,350

	Shares	Value (Note 2)
Life & Health Insurance - 2.96%
MetLife, Inc.	1,294,000	$ 69,992,460

Oil & Gas - 0.77%
CNOOC Ltd. - Sponsored ADR	134,200	18,176,048

Oil & Gas Drilling - 1.44%
Diamond Offshore Drilling, Inc.	930,000	34,140,300

Other Diversified Financial Services - 3.56%
JPMorgan Chase & Co.	1,346,000	84,232,680

Pharmaceuticals - 14.65%
AstraZeneca PLC - Sponsored ADR	683,250	48,087,135
Eli Lilly & Co.	1,110,000	76,578,900
Johnson & Johnson	811,900	84,900,383
Merck & Co., Inc.	1,477,700	83,918,583
Pfizer, Inc.	1,714,550	53,408,232
		346,893,233

Property & Casualty Insurance - 4.14%
The Travelers Cos., Inc.	925,230	97,935,596

Semiconductors - 3.20%
Intel Corp.	2,087,500	75,755,375

Specialized REITs - 5.21%
HCP, Inc. - REIT	1,175,880	51,773,996
Health Care REIT, Inc.	946,870	71,649,653
		123,423,649

Systems Software - 3.77%
Microsoft Corp.	1,600,000	74,320,000
Symantec Corp.	578,816	14,849,524
		89,169,524

Tobacco - 5.43%
Altria Group, Inc.	1,444,600	71,175,442
Philip Morris International, Inc.	705,850	57,491,482
		128,666,924

Wireless Telecommunication Services - 1.47%
Vodafone Group PLC - Sponsored ADR	1,020,200	34,860,234

TOTAL COMMON STOCKS
(Cost $1,548,414,413)		2,311,321,766

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2014	9

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2014 (Unaudited)

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 1.23%
SSgA® Prime Money Market Fund	0.048%	29,153,635	$ 29,153,635

TOTAL SHORT TERM INVESTMENTS
(Cost $29,153,635)			29,153,635

TOTAL INVESTMENTS 98.86%
(Cost $1,577,568,048)			$ 2,340,475,401

Other Assets In Excess Of Liabilities 1.14%			27,085,800

NET ASSETS 100.00%			$ 2,367,561,201

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
10	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 91.55%
Aerospace & Defense - 4.38%
Spirit Aerosystems Holdings, Inc., Class A(a)	7,700	$ 331,408

Apparel Retail - 4.02%
Ascena Retail Group, Inc.(a)	24,250	304,580

Computer Hardware - 4.32%
Avnet, Inc.	7,600	326,952

Construction & Engineering - 3.25%
KBR, Inc.	14,500	245,775

Diversified Metals & Mining - 4.83%
HudBay Minerals, Inc.	42,100	365,428

Electrical Components & Equipment - 6.84%
The Babcock & Wilcox Co.	11,200	339,360
Hubbell, Inc., Class B	1,670	178,406
		517,766

Health Care Facilities - 3.74%
Community Health Systems, Inc.(a)	5,250	283,080

Health Care Services - 3.34%
Omnicare, Inc.	3,470	253,067

Health Care Supplies - 3.78%
Alere, Inc.(a)	7,525	285,950

Industrial Machinery - 2.67%
Lincoln Electric Holdings, Inc.	2,930	202,434

Insurance - 8.42%
Assured Guaranty Ltd.	11,200	291,088
FNF Group	10,050	346,218
		637,306

Machinery-Diversified - 3.49%
AGCO Corp.	5,850	264,420

Mining - 4.00%
Luxfer Holdings PLC - ADR	20,300	303,079

Miscellaneous Manufacturing - 5.50%
ITT Corp.	4,150	167,909
LSB Industries, Inc.(a)	7,900	248,376
		416,285

Multi-Line Insurance - 3.96%
WR Berkley Corp.	5,850	299,871
		Value
	Shares	(Note 2)
Multi-Sector Holdings - 2.30%
FNFV Group(a)	11,050	$ 173,927

Oil & Gas - 3.42%
Approach Resources, Inc.(a)	20,300	129,717
Gastar Exploration, Inc. (a)	53,450	128,814
		258,531

Oil & Gas Exploration & Production - 3.96%
Bill Barrett Corp.(a)	20,000	227,800
Cimarex Energy Co.	680	72,080
		299,880

Regional Banks - 9.40%
Bank of the Ozarks, Inc.	4,630	175,570
CVB Financial Corp.	15,100	241,902
National Bank Holdings Corp., Class A	15,150	294,061
		711,533

Retail - 3.47%
Sonic Automotive, Inc., Class A	9,700	262,288

Thrifts & Mortgage Finance - 2.46%
ViewPoint Financial Group, Inc.	7,800	186,030

TOTAL COMMON STOCKS
(Cost $6,092,486)		6,929,590

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 8.80%
SSgA® Prime Money Market Fund	0.048%	666,419	666,419

TOTAL SHORT TERM INVESTMENTS
(Cost $666,419)			666,419

TOTAL INVESTMENTS 100.35%
(Cost $6,758,905)			$ 7,596,009

Liabilities In Excess Of Other Assets (0.35)%			(26,449)

NET ASSETS 100.00%			$ 7,569,560

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2014	11

Cullen Value Fund	Schedule of Investments
December 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 93.65%
Aerospace & Defense - 6.35%
The Boeing Co.	4,400	$ 571,912
Raytheon Co.	11,500	1,243,955
		1,815,867

Auto Parts & Equipment - 3.82%
BorgWarner, Inc.	9,500	522,025
Johnson Controls, Inc.	11,820	571,379
		1,093,404

Communications Equipment - 3.17%
Cisco Systems, Inc.	32,600	906,769

Construction & Engineering - 0.87%
KBR, Inc.	14,730	249,674

Diversified Banks - 3.68%
Wells Fargo & Co.	19,200	1,052,544

Health Care Equipment - 7.57%
Covidien PLC	11,820	1,208,950
Medtronic, Inc.	13,250	956,650
		2,165,600

Heavy Electrical Equipment - 2.25%
ABB Ltd. - Sponsored ADR	30,350	641,902

Household Products - 0.79%
Unilever NV	5,750	224,480

Industrial Conglomerates - 3.26%
3M Co.	5,670	931,694

Integrated Oil & Gas - 6.61%
ConocoPhillips	11,220	774,853
Royal Dutch Shell PLC, Class B - Sponsored ADR	6,830	475,095
Suncor Energy, Inc.	20,150	640,367
		1,890,315

Integrated Telecommunication Services - 1.35%
AT&T, Inc.	11,450	384,606

Life & Health Insurance - 2.55%
MetLife, Inc.	13,480	729,133

Life Sciences Tools & Services - 3.40%
Thermo Fisher Scientific, Inc.	7,750	970,998

Managed Health Care - 3.43%
Aetna, Inc.	11,050	981,571

		Value
	Shares	(Note 2)
Movies & Entertainment - 2.27%
The Walt Disney Co.	6,900	$ 649,911

Oil & Gas - 2.32%
CNOOC Ltd. - Sponsored ADR	4,900	663,656

Oil & Gas Equipment & Services - 2.84%
Halliburton Co.	20,650	812,165

Oil & Gas Exploration & Production - 2.30%
Devon Energy Corp.	10,750	658,008

Other Diversified Financial Services - 4.76%
Citigroup, Inc.	10,600	573,566
JPMorgan Chase & Co.	12,600	788,508
		1,362,074

Pharmaceuticals - 9.86%
Johnson & Johnson	3,100	324,167
Mallinckrodt PLC(a)	1,477	146,267
Merck & Co., Inc.	15,150	860,368
Novartis AG - Sponsored ADR	9,600	889,536
Pfizer, Inc.	19,250	599,638
		2,819,976

Property & Casualty Insurance - 4.34%
The Allstate Corp.	8,600	604,150
The Chubb Corp.	6,150	636,340
		1,240,490

Railroads - 3.86%
CSX Corp.	30,450	1,103,204

Regional Banks - 2.84%
BB&T Corp.	20,850	810,856

Semiconductors - 2.55%
Samsung Electronics Co. Ltd. - GDR(b)	1,550	728,345

Systems Software - 6.61%
Microsoft Corp.	21,100	980,095
Oracle Corp.	20,200	908,394
		1,888,489

TOTAL COMMON STOCKS
(Cost $19,031,735)		26,775,731

See Notes to Financial Statements.
12	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
December 31, 2014 (Unaudited)

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 6.38%
SSgA® Prime Money Market Fund	0.048%	1,823,027	$ 1,823,027

TOTAL SHORT TERM INVESTMENTS
(Cost $1,823,027)			1,823,027

TOTAL INVESTMENTS 100.03%
(Cost $20,854,762)			$ 28,598,758

Liabilities In Excess Of Other Assets (0.03)%			(8,214)

NET ASSETS 100.00%			$ 28,590,544

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
GDR	-	Global Depositary Receipt. GDR's are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2014, the aggregate market value of those securities was $728,345, which represents approximately 2.55% of net assets.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2014	13

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 84.24%
Brazil - 3.18%
AMBEV SA - ADR	441,050	$ 2,743,331
BM&F Bovespa SA	390,900	1,448,486
		4,191,817

China - 0.80%
CNOOC Ltd.	777,000	1,050,635

Columbia - 0.75%
Pacific Rubiales Energy Corp.	156,700	988,777

Greece - 1.76%
OPAP SA	216,150	2,316,329

Hong Kong - 17.82%
AIA Group Ltd.	715,000	3,943,559
China Everbright Ltd.	1,276,000	3,019,495
China Mobile Ltd. - Sponsored ADR	28,700	1,688,134
Great Wall Motor Co. Ltd., Class H	624,000	3,529,639
Lenovo Group Ltd.	1,720,000	2,245,655
PetroChina Co. Ltd., Class H	3,224,000	3,578,920
SJM Holdings Ltd.	199,000	314,598
Television Broadcasts Ltd.	199,500	1,161,552
Value Partners Group Ltd.	4,775,000	3,984,796
		23,466,348

India - 5.37%
Ascendas India Trust	1,467,000	905,999
ICICI Bank Ltd. - Sponsored ADR	346,650	4,003,808
Religare Health Trust	2,870,000	2,166,610
		7,076,417

Indonesia - 3.62%
PT Perusahaan Gas Negara Persero Tbk	5,760,500	2,787,639
PT Telekomunikasi Indonesia Persero Tbk	8,625,000	1,982,273
		4,769,912

Israel - 3.92%
Elbit Systems Ltd.	25,139	1,532,183
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	63,200	3,634,632
		5,166,815

Kazakhstan - 0.03%
KCell JSC - GDR(a)	4,212	42,305

Korea - 1.15%
Hyundai Motor Co.	1,590	242,882
KT&G Corp.(b)	18,400	1,277,574
		1,520,456

		Value
	Shares	(Note 2)
Luxembourg - 0.90%
Pegas Nonwovens SA	42,292	$ 1,182,350

Malaysia - 0.88%
Axiata Group Bhd	572,500	1,152,279

Mexico - 4.74%
Fibra Uno Administracion SA de CV - REIT	781,850	2,304,149
Grupo Financiero Santander Mexico SAB de CV, Class B - ADR	58,600	607,096
Industrias Penoles SAB de CV	22,160	433,339
TF Administradora Industrial S de RL de CV - REIT	1,383,808	2,895,410
		6,239,994

Nigeria - 1.02%
Lafarge Africa PLC	2,980,298	1,286,453
Zenith Bank PLC	600,500	59,705
		1,346,158

Panama - 0.15%
Copa Holdings SA, Class A	1,850	191,734

Philippines - 0.85%
Philippine Long Distance Telephone Co.	17,305	1,116,767

Poland - 3.76%
Asseco Poland SA	81,000	1,161,989
Bank Pekao SA	34,300	1,723,786
Powszechny Zaklad Ubezpieczen SA	15,150	2,067,557
		4,953,332

Russia - 1.69%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	10,000	395,647
MMC Norilsk Nickel OJSC - ADR	128,400	1,836,104
		2,231,751

Singapore - 3.47%
Asian Pay Television Trust	3,510,000	2,278,791
SATS Ltd.	995,000	2,285,700
		4,564,491

South Africa - 9.29%
The Bidvest Group Ltd.	115,650	3,023,540
MMI Holdings Ltd.	905,250	2,347,691
MTN Group Ltd.	195,900	3,726,514
SABMiller PLC	60,250	3,140,904
		12,238,649

See Notes to Financial Statements.
14	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)
South Korea - 0.24%
KT Corp.	11,000	$ 311,052

Sri Lanka - 1.52%
Hatton National Bank PLC	1,351,734	2,003,569

Taiwan - 12.46%
Advanced Semiconductor Engineering, Inc.	960,000	1,140,122
CTCI Corp.	1,400,000	2,232,590
MediaTek, Inc.	265,000	3,852,419
Novatek Microelectronics Corp.	150,000	838,215
Pacific Hospital Supply Co. Ltd.	244,000	538,487
Silicon Motion Technology Corp. - ADR	71,700	1,695,705
Siliconware Precision Industries Co. - Sponsored ADR	334,950	2,528,873
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	160,200	3,585,276
		16,411,687

Thailand - 2.21%
Major Cineplex Group PCL	3,468,400	2,909,568

Turkey - 2.66%
Arcelik AS	547,000	3,502,424

TOTAL COMMON STOCKS
(Cost $109,841,561)		110,945,616

PARTICIPATORY NOTES - 10.02%
China - 1.08%
Daqin Railway Co. Ltd. (Issued by Morgan Stanley), Expires 12/14/2015	826,000	$ 1,418,498

India - 8.38%
Bajaj Holdings & Investments Ltd. (Issued by Morgan Stanley), Expires 05/26/2015	66,184	1,469,552
Indiabulls Housing (Issued by Morgan Stanley), Expires 11/28/2018	400,000	2,909,292
NTPC Ltd. (Issued by Morgan Stanley), Expires 05/26/2015	308,000	701,495
Oil India Ltd. (Issued by Morgan Stanley), Expires 02/06/2017	270,000	2,461,495
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 11/12/2015	1,600,000	3,492,288
		11,034,122

		Value
	Shares	(Note 2)
Saudi Arabia - 0.56%
Saudi Basic Industries Corp. (Issued by Morgan Stanley), Expires 09/28/2015	33,000	$ 738,718

TOTAL PARTICIPATORY NOTES
(Cost $13,688,035)		13,191,338

PREFERRED STOCK - 0.39%
Brazil - 0.39%
Petroleo Brasileiro SA - Sponsored Preferred ADR	68,500	519,230

TOTAL PREFERRED STOCK
(Cost $1,085,719)		519,230

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 3.68%
SSgA® Prime Money Market Fund	0.048%	4,844,524	4,844,524

TOTAL SHORT TERM INVESTMENTS
(Cost $4,844,524)			4,844,524

TOTAL INVESTMENTS 98.33%
(Cost $129,459,839)			$ 129,500,708

Other Assets In Excess Of Liabilities 1.67%			2,197,636

NET ASSETS 100.00%			$ 131,698,344

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2014	15

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2014 (Unaudited)

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
GDR	-	Global Depositary Receipt. GDR's are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
PT	-	Perseroan Terbatas, meaning "private limited", which is the equivalent of an incorporated entity in the U.S.
REIT	-	Real Estate Investment Company.
S de RL de CV	-	Sociedad de Responsabilidad Limitada de Capital Variable.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SA de CV	-	Sociedad Anonima de Capital Variable.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2014, the aggregate market value of those securities was $42,305, which represents approximately 0.03% of net assets.
(b)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	20.86%	$ 27,488,339
Information Technology	9.08	11,966,772
Consumer Discretionary	8.85	11,660,663
Telecommunication Services	7.37	9,708,272
Industrials	7.04	9,265,747
Health Care	4.81	6,339,729
Energy	4.57	6,013,979
Consumer Staples	4.25	5,600,828
Technology	3.87	5,081,482
Materials	2.70	3,555,896
Financials REITS/Property	2.44	3,210,148
Real Estate Investment Trusts	2.20	2,895,410
Utilities	2.12	2,787,639
Consumer, Non-cyclical	2.08	2,743,331
Consumer, Cyclical	1.76	2,316,329
Communications	0.24	311,052
TOTAL COMMON STOCKS	84.24	110,945,616

PARTICIPATORY NOTES
Financials	3.33	4,378,844
Utilities	2.65	3,492,288
Energy	1.87	2,461,495
Industrials	1.08	1,418,498
Materials	0.56	738,718
Electric	0.53	701,495
TOTAL PARTICIPATORY NOTES	10.02	13,191,338

PREFERRED STOCK
Energy	0.39	519,230
TOTAL PREFERRED STOCK	0.39	519,230

SHORT TERM INVESTMENTS	3.68	4,844,524

TOTAL INVESTMENTS	98.33%	$ 129,500,708
Other Assets In Excess Of Liabilities	1.67	2,197,636
TOTAL NET ASSETS	100.00%	$ 131,698,344

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
16	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2014 (Unaudited)

	Cullen				Cullen
	International	Cullen High			Emerging
	High Dividend	Dividend Equity	Cullen Small	Cullen Value	Markets High
	Fund	Fund	Cap Value Fund	Fund	Dividend Fund
ASSETS:
Investments, at value	$398,996,949	$2,340,475,401	$7,596,009	$28,598,758	$129,500,708
Cash	–	–	–	–	23,167
Foreign currencies, at value (Cost $4, $–, $–, $– and $1,577,399, respectively)	4	–	–	–	1,561,800
Receivable for investments sold	4,115,371	22,109,346	–	–	539,212
Receivable for fund shares sold	1,090,380	4,139,614	–	–	163,813
Dividends receivable	1,581,780	4,669,878	3,786	34,579	250,142
Receivable due from Investment Adviser	–	–	13,750	2,543	–
Prepaid expenses and other assets	49,186	80,757	25,964	23,290	26,898
Total Assets	405,833,670	2,371,474,996	7,639,509	28,659,170	132,065,740
LIABILITIES:
Payable to Investment Advisor	325,989	1,376,614	–	–	70,042
Payable for shares redeemed	4,124,645	2,131,774	–	–	207,731
Distribution fees payable	16,485	197,649	553	578	9,447
Trustees' fees and expenses payable	16,228	16,257	16,206	16,144	16,241
Accrued expenses and other liabilities	82,811	191,501	53,190	51,904	63,935
Total Liabilities	4,566,158	3,913,795	69,949	68,626	367,396
NET ASSETS	$401,267,512	$2,367,561,201	$7,569,560	$28,590,544	$131,698,344

NET ASSETS CONSIST OF
Paid-in capital	$415,157,218	$1,590,320,476	$6,751,632	$20,846,876	$138,773,495
Accumulated net investment income/(loss)	79,222	862,683	(2,003)	(328)	(885,150)
Accumulated net realized gain/(loss) on investments and foreign currency related transactions	(37,113,818)	13,470,689	(17,173)	–	(6,211,475)
Net unrealized appreciation in value on investments and foreign currency related transactions	23,144,890	762,907,353	837,104	7,743,996	21,474
NET ASSETS	$401,267,512	$2,367,561,201	$7,569,560	$28,590,544	$131,698,344
INVESTMENTS, AT COST	$375,796,222	$1,577,568,048	$6,758,905	$20,854,762	$129,459,839

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2014	17

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2014 (Unaudited)

	Cullen				Cullen
	International	Cullen High			Emerging
	High Dividend	Dividend Equity	Cullen Small	Cullen Value	Markets High
	Fund	Fund	Cap Value Fund	Fund	Dividend Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$10.03	$17.40	$13.03	$13.69	$10.56
Net Assets	$57,300,058	$463,192,690	$2,335,386	$1,452,549	$25,980,320
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,712,927	26,618,238	179,260	106,136	2,460,057

Class C:
Net Asset Value, offering and redemption price per share	$10.00	$17.31	$12.58	$13.66	$10.51
Net Assets	$3,626,346	$93,905,166	$110,957	$318,773	$4,439,748
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	362,566	5,424,466	8,819	23,337	422,505

Class I:
Net Asset Value, offering and redemption price per share	$10.10	$17.40	$13.16	$13.67	$10.59
Net Assets	$340,076,622	$1,801,975,342	$5,123,217	$26,819,222	$101,278,276
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	33,684,513	103,533,858	389,226	1,962,038	9,560,361

Class R1:
Net Asset Value, offering and redemption price per share	$11.48	$15.55	N/A	N/A	N/A
Net Assets	$98,533	$4,868,356	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	8,580	312,999	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$11.41	$15.69	N/A	N/A	N/A
Net Assets	$165,953	$3,619,647	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	14,550	230,636	N/A	N/A	N/A

See Notes to Financial Statements.
18	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Six Months Ended December 31, 2014 (Unaudited)

					Cullen
	Cullen				Emerging
	International	Cullen High	Cullen Small		Markets High
	High Dividend	Dividend	Cap Value	Cullen Value	Dividend
	Fund	Equity Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$6,470,114	$37,592,946	$43,018	$273,412	$2,138,095
Total Investment Income	6,470,114	37,592,946	43,018	273,412	2,138,095

EXPENSES
Investment advisory fees (Note 6)	2,344,589	12,001,173	41,457	142,335	653,075
Administrative fees	65,382	299,881	2,381	4,860	24,298
Distribution fees (Note 7)
Retail	80,239	613,864	3,023	1,427	33,397
Class C	18,549	463,881	540	1,465	23,596
Class R1	264	12,415	N/A	N/A	N/A
Class R2	201	4,376	N/A	N/A	N/A
Registration and filing fees	43,060	104,970	22,753	21,165	22,953
Custody fees	42,914	63,646	965	1,214	86,005
Transfer agent fees	43,905	201,146	19,638	19,184	20,909
Legal fees	13,933	14,104	13,790	13,827	13,855
Professional fees	20,545	19,008	19,010	19,009	19,009
Shareholder reports	7,245	65,357	759	242	1,188
Trustees' fees	32,228	32,257	32,206	32,144	32,241
Other expenses	9,591	38,917	2,100	1,768	3,838
Total Expenses	2,722,645	13,934,995	158,622	258,640	934,364
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(38,337)	(785,025)	(33,415)	(6,048)	(44,970)
Class C	(2,230)	(148,806)	(1,494)	(1,540)	(7,930)
Class I	(238,075)	(2,892,159)	(78,692)	(141,409)	(171,396)
Class R1	N/A	(1,748)	N/A	N/A	N/A
Class R2	N/A	(1,258)	N/A	N/A	N/A
Net Expenses	2,444,003	10,105,999	45,021	109,643	710,068
Net Investment Income/(Loss)	4,026,111	27,486,947	(2,003)	163,769	1,428,027
Net realized gain/(loss) on:
Investments	(7,133,302)	14,128,652	437,028	–	(3,983,291)
Foreign currency related transactions	(4,699,639)	–	–	–	(1,030,166)
Total net realized gain/(loss)	(11,832,941)	14,128,652	437,028	–	(5,013,457)
Net change in unrealized appreciation/(depreciation) on:
Investments	(48,771,243)	38,859,269	(1,658,475)	(393,636)	(6,490,086)
Foreign currency related transactions	(67,004)	–	–	–	(3,854)
Total net change in unrealized appreciation/(depreciation)	(48,838,247)	38,859,269	(1,658,475)	(393,636)	(6,493,940)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(60,671,188)	52,987,921	(1,221,447)	(393,636)	(11,507,397)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,645,077)	$80,474,868	$(1,223,450)	$(229,867)	$(10,079,370)

*Foreign taxes withheld on dividends	$546,026	$517,461	$346	$3,829	$186,833

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2014	19

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Six Months Ended		Six Months Ended
	December 31, 2014	Year Ended	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014
OPERATIONS
Net investment income	$4,026,111	$18,064,610	$27,486,947	$104,324,725
Net realized gain/(loss) on investments and foreign currency related transactions	(11,832,941)	(3,724,665)	14,128,652	100,539,998
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	(48,838,247)	54,316,248	38,859,269	252,677,375
Net Increase/(Decrease) in Net Assets Resulting from Operations	(56,645,077)	68,656,193	80,474,868	457,542,098
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(486,685)	(2,336,079)	(4,981,742)	(19,579,589)
Class C	(14,776)	(116,041)	(682,223)	(2,863,420)
Class I	(3,443,875)	(15,586,954)	(20,880,232)	(81,680,457)
Class R1	(488)	(3,089)	(46,335)	(177,595)
Class R2	(1,065)	(2,628)	(36,604)	(112,390)
From net realized gains
Retail	–	–	(14,975,631)	–
Class C	–	–	(3,011,594)	–
Class I	–	–	(57,229,952)	–
Class R1	–	–	(170,488)	–
Class R2	–	–	(125,754)	–
Net Decrease in Net Assets from Distributions	(3,946,889)	(18,044,791)	(102,140,555)	(104,413,451)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	20,354,656	23,978,621	82,376,416	116,060,943
Class C	379,676	1,626,056	7,061,026	9,848,350
Class I	117,095,624	228,023,395	217,046,685	365,138,436
Class R1	1,778	2,225	90,480	189,639
Class R2	105,884	5,697	635,244	2,587,765
Dividends reinvested
Retail	462,316	2,038,025	18,529,550	17,475,532
Class C	12,699	97,899	3,492,947	2,550,861
Class I	948,039	4,099,206	53,135,184	46,088,112
Class R1	488	3,088	216,823	177,595
Class R2	1,065	2,628	162,358	112,390
Shares redeemed
Retail	(20,446,229)	(21,957,497)	(155,639,034)	(144,764,231)
Class C	(77,343)	(735,744)	(6,369,718)	(12,718,633)
Class I	(115,099,975)	(144,875,256)	(357,766,875)	(700,284,554)
Class R1	–	–	(292,496)	(12,405)
Class R2	(5,300)	(1,960)	(361,073)	(572,648)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	3,733,378	92,306,383	(137,682,483)	(298,122,848)
Net Increase/(Decrease) in Net Assets	(56,858,588)	142,917,785	(159,348,170)	55,005,799
NET ASSETS
Beginning of period	458,126,100	315,208,315	2,526,909,371	2,471,903,572
End of period *	$401,267,512	$458,126,100	$2,367,561,201	$2,526,909,371
*Includes undistributed net investment income of:	$79,222	$–	$862,683	$2,872

See Notes to Financial Statements.
20	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended		Six Months Ended
	December 31, 2014	Year Ended	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014
OPERATIONS
Net investment income/(loss)	$(2,003)	$(22,735)	$163,769	$333,998
Net realized gain on investments and foreign currency related transactions	437,028	886,605	–	151
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	(1,658,475)	783,085	(393,636)	5,555,423
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,223,450)	1,646,955	(229,867)	5,889,572
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	–	–	(5,251)	(4,058)
Class C	–	–	(255)	(846)
Class I	–	–	(158,591)	(329,844)
From net realized gains
Retail	(318,045)	(36,107)	–	(2,566)
Class C	(15,526)	(1,661)	–	(3,445)
Class I	(689,361)	(89,237)	–	(336,761)
Net Decrease in Net Assets from Distributions	(1,022,932)	(127,005)	(164,097)	(677,520)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	435,513	196,341	522,713	820,215
Class C	10,000	4,060	56,000	–
Class I	352,634	631,511	540,966	775,955
Dividends reinvested
Retail	317,722	36,068	5,247	6,624
Class C	15,526	1,661	139	3,784
Class I	689,361	89,237	158,591	665,994
Shares redeemed
Retail	(240,312)	(778,898)	(141,381)	(35,349)
Class C	–	(33,104)	(300)	(52,913)
Class I	(1,495,115)	(480,071)	(848,688)	(941,553)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	85,329	(333,195)	293,287	1,242,757
Net Increase/(Decrease) in Net Assets	(2,161,053)	1,186,755	(100,677)	6,454,809
NET ASSETS
Beginning of period	9,730,613	8,543,858	28,691,221	22,236,412
End of period *	$7,569,560	$9,730,613	$28,590,544	$28,691,221
*Includes undistributed net investment loss of:	$(2,003)	$–	$(328)	$–

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2014	21

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend Fund
	Six Months Ended
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
OPERATIONS
Net investment income	$1,428,027	$1,252,832
Net realized loss on investments and foreign currency related transactions	(5,013,457)	(640,484)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	(6,493,940)	6,906,615
Net Increase/(Decrease) in Net Assets Resulting from Operations	(10,079,370)	7,518,963
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(524,624)	(358,989)
Class C	(77,638)	(52,168)
Class I	(2,272,077)	(825,323)
Net Decrease in Net Assets from Distributions	(2,874,339)	(1,236,480)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	6,920,506	26,615,949
Class C	687,350	1,307,710
Class I	70,930,973	50,333,298
Dividends reinvested
Retail	506,187	350,602
Class C	77,577	51,501
Class I	2,234,569	766,044
Shares redeemed
Retail	(3,733,904)	(9,289,100)
Class C	(261,943)	(527,734)
Class I	(20,404,543)	(5,344,684)
Net Increase in Net Assets Derived from Capital Share Transactions	56,956,772	64,263,586
Net Increase in Net Assets	44,003,063	70,546,069
NET ASSETS
Beginning of period	87,695,281	17,149,212
End of period *	$131,698,344	$87,695,281
*Includes undistributed net investment income/(loss) of:	$(885,150)	$561,162

See Notes to Financial Statements.
22	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

			Net Realized
			and		Distributions
	Net Asset Value		Unrealized	Total from	from
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Distributions	End of Period

Cullen International High Dividend Fund
Retail
12/31/2014(d)	$11.45	0.08	(1.42)	(1.34)	(0.08)	(0.08)	$10.03
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
6/30/2013	$9.01	0.26	0.99	1.25	(0.22)	(0.22)	$10.04
6/30/2012	$10.44	0.27	(1.41)	(1.14)	(0.29)	(0.29)	$9.01
6/30/2011	$8.21	0.25	2.24	2.49	(0.26)	(0.26)	$10.44
6/30/2010	$7.74	0.21	0.48	0.69	(0.22)	(0.22)	$8.21
Class C
12/31/2014(d)	$11.42	0.04	(1.42)	(1.38)	(0.04)	(0.04)	$10.00
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
6/30/2013	$8.99	0.17	1.00	1.17	(0.14)	(0.14)	$10.02
6/30/2012	$10.39	0.21	(1.40)	(1.19)	(0.21)	(0.21)	$8.99
6/30/2011	$8.18	0.17	2.23	2.40	(0.19)	(0.19)	$10.39
6/30/2010	$7.72	0.14	0.48	0.62	(0.16)	(0.16)	$8.18
Class I
12/31/2014(d)	$11.52	0.10	(1.42)	(1.32)	(0.10)	(0.10)	$10.10
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
6/30/2013	$9.07	0.34	0.94	1.28	(0.25)	(0.25)	$10.10
6/30/2012	$10.48	0.33	(1.44)	(1.11)	(0.30)	(0.30)	$9.07
6/30/2011	$8.24	0.30	2.23	2.53	(0.29)	(0.29)	$10.48
6/30/2010	$7.76	0.24	0.48	0.72	(0.24)	(0.24)	$8.24
Class R1
12/31/2014(d)	$13.09	0.07	(1.62)	(1.55)	(0.06)	(0.06)	$11.48
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
6/30/2013	$10.23	0.25	1.11	1.36	(0.16)	(0.16)	$11.43
6/30/2012	$11.81	0.27	(1.60)	(1.33)	(0.25)	(0.25)	$10.23
6/30/2011	$9.16	0.23	2.63	2.86	(0.21)	(0.21)	$11.81
6/30/2010(f)	$10.00	0.08	(0.85)	(0.77)	(0.07)	(0.07)	$9.16
Class R2
12/31/2014(d)	$13.01	0.09	(1.62)	(1.53)	(0.07)	(0.07)	$11.41
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01
6/30/2013	$10.17	0.26	1.11	1.37	(0.19)	(0.19)	$11.35
6/30/2012	$11.73	0.30	(1.59)	(1.29)	(0.27)	(0.27)	$10.17
6/30/2011	$9.16	0.27	2.53	2.80	(0.23)	(0.23)	$11.73
6/30/2010(g)	$10.00	0.11	(0.94)	(0.83)	(0.01)	(0.01)	$9.16

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2014 (unaudited).
(e)	Annualized.
(f)	Commencement of operations was March 3, 2010.
(g)	Commencement of operations was March 4, 2010.
(h)	Represents amount less than $1,000.

See Notes to Financial Statements.
24	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

							Ratio of Net		Ratio of Net
			Ratio of		Ratio of		Investment		Investment
			Expenses Before		Expenses after		Income/(Loss) to		Income/(Loss) to
	Net Assets,		Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period		to Average		to Average		before		after		Turnover
Total Return(b)	(000)		Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

(11.73%)	$57,300		1.37	%(e)	1.25	%(e)	1.39	%(e)	1.51	%(e)	20%
18.62%	$65,198		1.38%		1.25%		3.99%		4.12%		45%
13.89%	$53,713		1.54%		1.25%		2.35%		2.64%		14%
(10.83%)	$36,004		1.72%		1.25%		2.49%		2.96%		36%
30.49%	$47,698		1.71%		1.25%		2.08%		2.54%		65%
8.71%	$46,403		1.80%		1.25%		1.77%		2.32%		91%

(12.08%)	$3,626		2.12	%(e)	2.00	%(e)	0.64	%(e)	0.76	%(e)	20%
17.70%	$3,799		2.13%		2.00%		3.30%		3.43%		45%
13.06%	$2,383		2.29%		2.00%		1.43%		1.72%		14%
(11.35%)	$2,093		2.47%		2.00%		1.88%		2.36%		36%
29.50%	$2,294		2.47%		2.00%		1.28%		1.74%		65%
7.95%	$1,992		2.56%		2.00%		1.04%		1.59%		91%

(11.54%)	$340,077		1.12	%(e)	1.00	%(e)	1.64	%(e)	1.76	%(e)	20%
18.89%	$388,934		1.13%		1.00%		4.40%		4.53%		45%
14.09%	$258,951		1.28%		1.00%		3.04%		3.32%		14%
(10.48%)	$55,909		1.47%		1.00%		3.08%		3.54%		36%
30.82%	$35,409		1.48%		1.00%		2.56%		3.03%		65%
9.03%	$16,886		1.57%		1.00%		2.14%		2.71%		91%

(11.89%)	$99		1.62	%(e)	1.62	%(e)	1.16	%(e)	1.16	%(e)	20%
17.95%	$110		1.83%		1.75%		3.57%		3.65%		45%
13.32%	$91		2.03%		1.75%		1.87%		2.15%		14%
(11.18%)	$46		2.22%		1.75%		2.13%		2.59%		36%
31.30%	$52		2.22%		1.75%		1.56%		2.02%		65%
(7.74%)	$29		4.00	%(e)	1.75	%(e)	0.26	%(e)	2.50	%(e)	91%

(11.76%)	$166		1.37	%(e)	1.37	%(e)	1.42	%(e)	1.42	%(e)	20%
18.37%	$86		1.58%		1.50%		3.85%		3.93%		45%
13.49%	$69		1.79%		1.50%		1.98%		2.27%		14%
(10.91%)	$55		1.97%		1.50%		2.39%		2.86%		36%
30.70%	$59		1.97%		1.50%		1.88%		2.35%		65%
(8.28%)	$0	(h)	2.12	%(e)	1.50	%(e)	2.89	%(e)	3.51	%(e)	91%

Semi-Annual Report | December 31, 2014	25

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
12/31/2014(d)	$17.58	0.19	0.38	0.57	(0.18)	(0.57)	(0.75)	$17.40
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	—	(0.66)	$17.58
6/30/2013	$13.72	0.34	1.56	1.90	(0.34)	—	(0.34)	$15.28
6/30/2012	$12.73	0.32	0.98	1.30	(0.31)	—	(0.31)	$13.72
6/30/2011	$10.44	0.29	2.28	2.57	(0.28)	—	(0.28)	$12.73
6/30/2010	$9.59	0.29	0.83	1.12	(0.27)	—	(0.27)	$10.44
Class C
12/31/2014(d)	$17.51	0.12	0.38	0.50	(0.13)	(0.57)	(0.70)	$17.31
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	—	(0.55)	$17.51
6/30/2013	$13.68	0.24	1.54	1.78	(0.24)	—	(0.24)	$15.22
6/30/2012	$12.72	0.22	0.98	1.20	(0.24)	—	(0.24)	$13.68
6/30/2011	$10.43	0.20	2.28	2.48	(0.19)	—	(0.19)	$12.72
6/30/2010	$9.57	0.21	0.83	1.04	(0.18)	—	(0.18)	$10.43
Class I
12/31/2014(d)	$17.59	0.21	0.38	0.59	(0.21)	(0.57)	(0.78)	$17.40
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	—	(0.70)	$17.59
6/30/2013	$13.72	0.38	1.56	1.94	(0.38)	—	(0.38)	$15.28
6/30/2012	$12.73	0.35	0.98	1.33	(0.34)	—	(0.34)	$13.72
6/30/2011	$10.44	0.32	2.28	2.60	(0.31)	—	(0.31)	$12.73
6/30/2010	$9.60	0.32	0.82	1.14	(0.30)	—	(0.30)	$10.44
Class R1
12/31/2014(d)	$15.80	0.13	0.34	0.47	(0.15)	(0.57)	(0.72)	$15.55
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	—	(0.59)	$15.80
6/30/2013	$12.43	0.27	1.37	1.64	(0.28)	—	(0.28)	$13.79
6/30/2012	$11.53	0.23	0.89	1.12	(0.22)	—	(0.22)	$12.43
6/30/2011	$9.48	0.22	2.02	2.24	(0.19)	—	(0.19)	$11.53
6/30/2010(g)	$10.00	0.09	(0.55)	(0.46)	(0.06)	—	(0.06)	$9.48
Class R2
12/31/2014(d)	$15.93	0.15	0.35	0.50	(0.17)	(0.57)	(0.74)	$15.69
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	—	(0.63)	$15.93
6/30/2013	$12.55	0.29	1.41	1.70	(0.31)	—	(0.31)	$13.94
6/30/2012	$11.68	0.25	0.90	1.15	(0.28)	—	(0.28)	$12.55
6/30/2011	$9.53	0.25	2.11	2.36	(0.21)	—	(0.21)	$11.68
6/30/2010(h)	$10.00	0.08	(0.52)	(0.44)	(0.03)	—	(0.03)	$9.53

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2014 (unaudited).
(e)	Annualized.
(f)	Less than 0.5%.
(g)	Commencement of operations was March 3, 2010.
(h)	Commencement of operations was March 4, 2010.
(i)	Represents amount less than $1,000.

See Notes to Financial Statements.
26	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

							Ratio of Net		Ratio of Net
			Ratio of		Ratio of		Investment		Investment
			Expenses Before		Expenses after		Income/(Loss) to		Income/(Loss) to
	Net Assets,		Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period		to Average		to Average		before		after		Turnover
Total Return(b)	(000)		Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

3.22%	$463,193		1.32	%(e)	1.00	%(e)	1.81	%(e)	2.13	%(e)	5%
19.76%	$521,226		1.31%		1.00%		3.67%		3.99%		6%
14.04%	$463,198		1.37%		1.00%		1.99%		2.36%		10%
10.42%	$384,087		1.41%		1.00%		2.08%		2.48%		2%
24.85%	$271,269		1.43%		1.00%		2.01%		2.44%		0	%(f)
11.64%	$152,325		1.45%		1.00%		2.22%		2.67%		11%

2.80%	$93,905		2.07	%(e)	1.75	%(e)	1.07	%(e)	1.39	%(e)	5%
18.97%	$90,783		2.06%		1.75%		2.96%		3.27%		6%
13.14%	$79,194		2.12%		1.75%		1.27%		1.64%		10%
9.55%	$38,099		2.16%		1.75%		1.31%		1.72%		2%
23.94%	$25,514		2.17%		1.75%		1.26%		1.69%		0	%(f)
10.78%	$17,687		2.20%		1.75%		1.46%		1.90%		11%

3.30%	$1,801,975		1.07	%(e)	0.75	%(e)	2.06	%(e)	2.38	%(e)	5%
20.13%	$1,906,742		1.06%		0.75%		3.90%		4.21%		6%
14.31%	$1,924,719		1.12%		0.75%		2.24%		2.61%		10%
10.65%	$1,603,604		1.16%		0.75%		2.30%		2.71%		2%
25.16%	$672,065		1.18%		0.75%		2.26%		2.69%		0	%(f)
11.85%	$278,067		1.20%		0.75%		2.47%		2.92%		11%

2.92%	$4,868		1.57	%(e)	1.50	%(e)	1.58	%(e)	1.65	%(e)	5%
19.24%	$4,921		1.76%		1.50%		3.28%		3.54%		6%
13.35%	$3,965		1.86%		1.50%		1.67%		2.03%		10%
9.88%	$171		1.91%		1.50%		1.50%		1.92%		2%
23.82%	$58		1.93%		1.50%		1.55%		1.98%		0	%(f)
(4.67%)	$22		3.16	%(e)	1.50	%(e)	1.09	%(e)	2.74	%(e)	11%

3.06%	$3,620		1.32	%(e)	1.25	%(e)	1.84	%(e)	1.91	%(e)	5%
19.16%	$3,237		1.50%		1.25%		4.10%		4.36%		6%
13.73%	$827		1.62%		1.25%		1.82%		2.19%		10%
10.05%	$155		1.66%		1.25%		1.74%		2.15%		2%
24.88%	$84		1.68%		1.25%		1.82%		2.26%		0	%(f)
(4.45%)	$0	(i)	1.70	%(e)	1.25	%(e)	2.13	%(e)	2.58	%(e)	11%

Semi-Annual Report | December 31, 2014	27

Cullen Funds Trust

			Net Realized
			and		Distributions		Distributions
	Net Asset Value		Unrealized	Total from	from		from net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment		Realized	Total		Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income		Capital Gains	Distributions		End of Period

Cullen Small Cap Value Fund
Retail
12/31/2014(d)	$17.37	(0.01)	(2.29)	(2.30)	—		(2.04)	(2.04)		$13.03
6/30/2014	$14.69	(0.07)	2.98	2.91	—		(0.23)	(0.23)		$17.37
6/30/2013	$12.55	(0.02)	2.44	2.42	(0.03)		(0.25)	(0.28)		$14.69
6/30/2012	$13.85	0.04	(1.01)	(0.97)	(0.05)		(0.28)	(0.33)		$12.55
6/30/2011	$10.63	0.05	3.30	3.35	(0.06)		(0.07)	(0.13)		$13.85
6/30/2010(f)	$10.00	0.02	0.62	0.64	(0.01)		—	(0.01)		$10.63
Class C
12/31/2014(d)	$16.91	(0.07)	(2.22)	(2.29)	—		(2.04)	(2.04)		$12.58
6/30/2014	$14.41	(0.19)	2.92	2.73	—		(0.23)	(0.23)		$16.91
6/30/2013	$12.39	(0.13)	2.40	2.27	(0.00	)(g)	(0.25)	(0.25)		$14.41
6/30/2012	$13.73	(0.06)	(0.97)	(1.03)	(0.03)		(0.28)	(0.31)		$12.39
6/30/2011	$10.57	(0.02)	3.25	3.23	(0.00	)(g)	(0.07)	(0.07)		$13.73
6/30/2010(f)	$10.00	(0.04)	0.61	0.57	(0.00	)(g)	—	(0.00	)(g)	$10.57
Class I
12/31/2014(d)	$17.54	0.00 (g)	(2.34)	(2.34)	—		(2.04)	(2.04)		$13.16
6/30/2014	$14.80	(0.03)	3.00	2.97	—		(0.23)	(0.23)		$17.54
6/30/2013	$12.63	0.01	2.44	2.45	(0.03)		(0.25)	(0.28)		$14.80
6/30/2012	$13.88	0.07	(0.98)	(0.91)	(0.06)		(0.28)	(0.34)		$12.63
6/30/2011	$10.64	0.10	3.29	3.39	(0.08)		(0.07)	(0.15)		$13.88
6/30/2010(f)	$10.00	0.03	0.62	0.65	(0.01)		—	(0.01)		$10.64
Cullen Value Fund
Retail
12/31/2014(d)	$13.87	0.06	(0.18)	(0.12)	(0.06)		—	(0.06)		$13.69
6/30/2014	$11.26	0.14	2.78	2.92	(0.13)		(0.18)	(0.31)		$13.87
6/30/2013(h)	$10.00	0.10	1.25	1.35	(0.09)		—	(0.09)		$11.26
Class C
12/31/2014(d)	$13.86	0.01	(0.20)	(0.19)	(0.01)		—	(0.01)		$13.66
6/30/2014	$11.25	0.04	2.79	2.83	(0.04)		(0.18)	(0.22)		$13.86
6/30/2013(h)	$10.00	0.04	1.25	1.29	(0.04)		—	(0.04)		$11.25
Class I
12/31/2014(d)	$13.87	0.08	(0.20)	(0.12)	(0.08)		—	(0.08)		$13.67
6/30/2014	$11.26	0.17	2.79	2.96	(0.17)		(0.18)	(0.35)		$13.87
6/30/2013(h)	$10.00	0.13	1.25	1.38	(0.12)		—	(0.12)		$11.26

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2014 (unaudited).
(e)	Annualized.
(f)	Commencement of operations was October 1, 2009.
(g)	Less than $0.01.
(h)	Commencement of operations was September 1, 2012.

See Notes to Financial Statements.
28	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses after		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

(13.33%)	$2,335	4.01	%(e)	1.25	%(e)	(2.95	%)(e)	(0.19	%)(e)	18%
19.79%	$2,487	3.55%		1.25%		(2.72%)		(0.42%)		27%
19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%
(6.92%)	$2,195	5.84%		1.25%		(4.24%)		0.35%		25%
31.54%	$1,546	8.98%		1.25%		(7.36%)		0.37%		16%
6.41%	$595	21.74	%(e)	1.25	%(e)	(20.21	%)(e)	0.28	%(e)	4%

(13.63%)	$111	4.77	%(e)	2.00	%(e)	(3.71	%)(e)	(0.94	%)(e)	18%
18.92%	$117	4.29%		2.00%		(3.46%)		(1.16%)		27%
18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%
(7.46%)	$167	6.59%		2.00%		(5.11%)		(0.51%)		25%
30.56%	$228	8.82%		2.00%		(6.95%)		(0.13%)		16%
5.74%	$48	23.32	%(e)	2.00	%(e)	(21.76	%)(e)	(0.44	%)(e)	4%

(13.42%)	$5,123	3.73	%(e)	1.00	%(e)	(2.70	%)(e)	0.03	%(e)	18%
20.05%	$7,126	3.27%		1.00%		(2.43%)		(0.16%)		27%
19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%
(6.48%)	$5,425	5.59%		1.00%		(4.05%)		0.54%		25%
31.86%	$5,331	8.26%		1.00%		(6.47%)		0.79%		16%
6.53%	$1,520	21.12	%(e)	1.00	%(e)	(19.71	%)(e)	0.42	%(e)	4%

(0.86%)	$1,453	2.06	%(e)	1.00	%(e)	(0.16	%)(e)	0.90	%(e)	0%
26.17%	$1,051	1.98%		1.00%		0.11%		1.09%		8%
13.58%	$177	2.78	%(e)	1.00	%(e)	(0.65	%)(e)	1.13	%(e)	16%

(1.36%)	$319	2.80	%(e)	1.75	%(e)	(0.89	%)(e)	0.16	%(e)	0%
25.31%	$267	2.86%		1.75%		(0.75%)		0.35%		8%
12.88%	$262	3.48	%(e)	1.75	%(e)	(1.33	%)(e)	0.41	%(e)	16%

(0.86%)	$26,819	1.80	%(e)	0.75	%(e)	0.13	%(e)	1.17	%(e)	0%
26.53%	$27,373	1.84%		0.75%		0.26%		1.35%		8%
13.89%	$21,797	2.36	%(e)	0.75	%(e)	(0.08	%)(e)	1.53	%(e)	16%

Semi-Annual Report | December 31, 2014	29

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized		Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains		Distributions	End of Period

Cullen Emerging Markets High Dividend Fund
Retail
12/31/2014(d)	$11.57	0.12	(0.90)	(0.78)	(0.23)	–		(0.23)	$10.56
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)	–		(0.22)	$11.57
6/30/2013(f)	$10.00	0.23	0.43	0.66	(0.11)	(0.00	)(g)	(0.11)	$10.55
Class C
12/31/2014(d)	$11.51	0.08	(0.89)	(0.81)	(0.19)	–		(0.19)	$10.51
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)	–		(0.15)	$11.51
6/30/2013(f)	$10.00	0.16	0.43	0.59	(0.07)	(0.00	)(g)	(0.07)	$10.52
Class I
12/31/2014(d)	$11.60	0.13	(0.89)	(0.76)	(0.25)	–		(0.25)	$10.59
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)	–		(0.24)	$11.60
6/30/2013(f)	$10.00	0.20	0.48	0.68	(0.11)	(0.00	)(g)	(0.11)	$10.57

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2014 (unaudited).
(e)	Annualized.
(f)	Commencement of operations was September 1, 2012.
(g)	Less than $0.01.

See Notes to Financial Statements.
30	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses after		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

(6.80%)	$25,980	1.59	%(e)	1.25	%(e)	1.74	%(e)	2.07	%(e)	31%
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%
6.61%	$5,288	5.12	%(e)	1.25	%(e)	(1.35	%)(e)	2.52	%(e)	37%

(7.12%)	$4,440	2.34	%(e)	2.00	%(e)	1.00	%(e)	1.34	%(e)	31%
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%
5.93%	$3,211	6.15	%(e)	2.00	%(e)	(2.37	%)(e)	1.78	%(e)	37%

(6.68%)	$101,278	1.35	%(e)	1.00	%(e)	1.91	%(e)	2.26	%(e)	31%
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%
6.83%	$8,651	6.80	%(e)	1.00	%(e)	(3.55	%)(e)	2.25	%(e)	37%

Semi-Annual Report | December 31, 2014	31

Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers five separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (c) below.

c)	The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

32	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of December 31, 2014, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on December 31, 2014. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. futures contracts and options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)
Australia	$–	$16,838,307	$–	$16,838,307
Canada	30,690,241	–	–	30,690,241
China	–	3,380,423	–	3,380,423
France	6,489,600	24,890,883	–	31,380,483
Germany	–	40,599,070	–	40,599,070
Hong Kong	–	10,697,838	–	10,697,838
Indonesia	–	2,096,038	–	2,096,038
Japan	–	28,068,187	–	28,068,187
Luxembourg	9,444,316	–	–	9,444,316
Netherlands	7,858,752	–	–	7,858,752
Norway	698,862	9,812,221	–	10,511,083
Poland	–	1,406,466	–	1,406,466
Russia	–	1,119,681	–	1,119,681
Singapore	–	22,878,985	–	22,878,985
South Africa	–	9,425,665	–	9,425,665
Switzerland	19,629,938	37,936,173	–	57,566,111
United Kingdom	18,164,039	90,528,917	–	108,692,956
Short Term Investments	6,342,347	–	–	6,342,347
Total	$99,318,095	$299,678,854	$–	$398,996,949

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$2,311,321,766	$–	$–	$2,311,321,766
Short Term Investments	29,153,635	–	–	29,153,635
Total	$2,340,475,401	$–	$–	$2,340,475,401

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$6,929,590	$–	$–	$6,929,590
Short Term Investments	666,419	–	–	666,419
Total	$7,596,009	$–	$–	$7,596,009

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$26,775,731	$–	$–	$26,775,731
Short Term Investments	1,823,027	–	–	1,823,027
Total	$28,598,758	$–	$–	$28,598,758

Semi-Annual Report | December 31, 2014	33

Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)
Brazil	$4,191,817	$–	$–	$4,191,817
China	–	1,050,635	–	1,050,635
Columbia	988,777	–	–	988,777
Greece	–	2,316,329	–	2,316,329
Hong Kong	2,849,686	20,616,662	–	23,466,348
India	6,170,418	905,999	–	7,076,417
Indonesia	–	4,769,912	–	4,769,912
Israel	3,634,632	1,532,183	–	5,166,815
Kazakhstan	–	42,305	–	42,305
Korea	–	1,520,456	–	1,520,456
Luxembourg	1,182,350	–	–	1,182,350
Malaysia	–	1,152,279	–	1,152,279
Mexico	6,239,994	–	–	6,239,994
Nigeria	–	1,346,158	–	1,346,158
Panama	191,734	–	–	191,734
Philippines	–	1,116,767	–	1,116,767
Poland	–	4,953,332	–	4,953,332
Russia	–	2,231,751	–	2,231,751
Singapore	2,278,791	2,285,700	–	4,564,491
South Africa	2,347,691	9,890,958	–	12,238,649
South Korea	–	311,052	–	311,052
Sri Lanka	–	2,003,569	–	2,003,569
Taiwan	7,809,854	8,601,833	–	16,411,687
Thailand	–	2,909,568	–	2,909,568
Turkey	–	3,502,424	–	3,502,424
Participatory Notes	–	13,191,338	–	13,191,338
Preferred Stocks	519,230	–	–	519,230
Short Term Investments	4,844,524	–	–	4,844,524
Total	$43,249,498	$86,251,210	$–	$129,500,708

(1)	As discussed further in Note 2(b), securities within Level 2 result from pre-determined trigger events being met and fair valuation models provided by the Funds’ independent pricing vendors being incorporated into the closing price of the respective securities as traded on their respective exchanges.
(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

e)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

f)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

g)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

34	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

h)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

i)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

j)	Foreign Currency Transactions – The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in currencies other than the U.S. dollar and other than investments in securities at period end, resulting from changes in the exchange rate.

k)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
Cullen International High Dividend Fund
Retail
Shares sold	1,893,805	2,169,881
Dividends reinvested	43,401	182,773
Shares redeemed	(1,920,217)	(2,006,720)
Net increase in shares outstanding	16,989	345,934
Class C
Shares sold	35,659	153,737
Dividends reinvested	1,178	8,808
Shares redeemed	(7,023)	(67,760)
Net increase in shares outstanding	29,814	94,785
Class I
Shares sold	10,820,643	20,733,333
Dividends reinvested	88,904	364,996
Shares redeemed	(10,983,348)	(12,973,778)
Net increase/(decrease) in shares outstanding	(73,801)	8,124,551
Class R1
Shares sold	144	178
Dividends reinvested	40	243
Shares redeemed	–	–
Net increase in shares outstanding	184	421
Class R2
Shares sold	8,278	463
Dividends reinvested	88	208
Shares redeemed	(435)	(155)
Net increase in shares outstanding	7,931	516

Semi-Annual Report | December 31, 2014	35

Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

	Six Months Ended
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
Cullen High Dividend Equity Fund
Retail
Shares sold	4,753,571	7,095,036
Dividends reinvested	1,051,687	1,064,174
Shares redeemed	(8,829,643)	(8,837,379)
Net decrease in shares outstanding	(3,024,385)	(678,169)
Class C
Shares sold	402,394	607,394
Dividends reinvested	199,292	156,031
Shares redeemed	(362,929)	(779,977)
Net increase/(decrease) in shares outstanding	238,757	(16,552)
Class I
Shares sold	12,307,007	22,360,636
Dividends reinvested	3,015,369	2,805,518
Shares redeemed	(20,207,933)	(42,718,825)
Net decrease in shares outstanding	(4,885,557)	(17,552,671)
Class R1
Shares sold	5,734	12,829
Dividends reinvested	13,760	12,010
Shares redeemed	(17,996)	(846)
Net increase in shares outstanding	1,498	23,993
Class R2
Shares sold	39,438	174,337
Dividends reinvested	10,206	7,495
Shares redeemed	(22,162)	(37,982)
Net increase in shares outstanding	27,482	143,850

Cullen Small Cap Value Fund
Retail
Shares sold	27,452	11,915
Dividends reinvested	24,161	2,097
Shares redeemed	(15,591)	(47,869)
Net increase/(decrease) in shares outstanding	36,022	(33,857)
Class C
Shares sold	677	252
Dividends reinvested	1,223	99
Shares redeemed	–	(2,111)
Net increase/(decrease) in shares outstanding	1,900	(1,760)
Class I
Shares sold	23,173	37,230
Dividends reinvested	51,910	5,143
Shares redeemed	(92,077)	(29,202)
Net increase/(decrease) in shares outstanding	(16,994)	13,171

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Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

	Six Months Ended
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
Cullen Value Fund
Retail
Shares sold	40,233	62,434
Dividends reinvested	383	506
Shares redeemed	(10,245)	(2,920)
Net increase in shares outstanding	30,371	60,020
Class C
Shares sold	4,097	–
Dividends reinvested	10	298
Shares redeemed	(22)	(4,335)
Net increase/(decrease) in shares outstanding	4,085	(4,037)
Class I
Shares sold	39,830	58,585
Dividends reinvested	11,606	52,069
Shares redeemed	(62,981)	(73,265)
Net increase/(decrease) in shares outstanding	(11,545)	37,389

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	620,887	2,471,893
Dividends reinvested	45,815	31,450
Shares redeemed	(338,598)	(872,514)
Net increase in shares outstanding	328,104	1,630,829
Class C
Shares sold	60,205	118,830
Dividends reinvested	7,026	4,662
Shares redeemed	(24,854)	(48,699)
Net increase in shares outstanding	42,377	74,793
Class I
Shares sold	6,155,773	4,653,693
Dividends reinvested	201,652	68,345
Shares redeemed	(1,851,868)	(485,410)
Net increase in shares outstanding	4,505,557	4,236,628

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2014 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$92,569,237	$88,675,723
Cullen High Dividend Equity Fund	116,639,324	332,702,510
Cullen Small Cap Value Fund	1,458,285	2,872,648
Cullen Emerging Markets High Dividend Fund	92,966,069	37,651,451

Semi-Annual Report | December 31, 2014	37

Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

5. FEDERAL TAX INFORMATION

As of June 30, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed	Accumulated Capital	Unrealized
	Ordinary Income	Gains/(Losses)	Appreciation	Total
Cullen International High Dividend Fund	$–	$(24,776,859)	$71,479,119	$46,702,260
Cullen High Dividend Equity Fund	2,872	74,869,982	724,033,558	798,906,412
Cullen Small Cap Value Fund	55,980	513,256	2,495,074	3,064,310
Cullen Value Fund	–	–	8,137,632	8,137,632
Cullen Emerging Markets High Dividend Fund	1,194,303	(1,110,789)	5,795,044	5,878,558

As of December 31, 2014 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value over	(excess of tax cost	Net Unrealized	for Income Tax
	tax cost)	over value)	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$44,114,158	$(21,417,449)	$22,696,709	$376,300,240
Cullen High Dividend Equity Fund	778,549,749	(15,652,892)	762,896,857	1,577,578,544
Cullen Small Cap Value Fund	1,883,918	(1,047,324)	836,594	6,759,415
Cullen Value Fund	8,255,930	(511,934)	7,743,996	20,854,762
Cullen Emerging Markets High Dividend Fund	9,390,666	(9,492,373)	(101,707)	129,602,415

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences.
Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Accumulated Net	Accumulated Net Realized
Fund	Paid-in Capital	Investment Income/(Loss)	Gain/(Loss) on Investments
Cullen International High Dividend Fund	$(16,533)	$(63,170)	$79,703
Cullen High Dividend Equity Fund	(91,017)	91,017	–
Cullen Small Cap Value Fund	–	38,107	(38,107)
Cullen Value Fund	(277)	288	(11)
Cullen Emerging Markets High Dividend Fund	–	544,450	(544,450)

At June 30, 2014, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

Fund			No Expiration	No Expiration
	Expiring in 2017	Expiring in 2018	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$1,150,342	$17,096,391	$4,336,604	$1,359,519	$23,942,856
Cullen High Dividend Equity Fund	–	–	–	–	–
Cullen Small Cap Value Fund	–	–	–	–	–
Cullen Value Fund	–	–	–	–	–
Cullen Emerging Markets High Dividend Fund	–	–	532,272	–	532,272

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment

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Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen High Dividend Equity Fund utilized $25,643,978 of capital losses to offset taxable capital gains realized during the year ended December 31, 2014. The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $834,003 and $578,517, respectively, as having been incurred in the following fiscal year June 30, 2015.

The tax composition of dividends paid during the year ended June 30, 2014 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain	Return of Capital
Cullen International High Dividend Fund	$18,028,258	$–	$16,533
Cullen High Dividend Equity Fund	104,413,451	–	–
Cullen Small Cap Value Fund	–	127,005	–
Cullen Value Fund	677,243	–	277
Cullen Emerging Markets High Dividend Fund	1,236,480	–	–

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Investment Advisor, with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2015, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; and the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

Semi-Annual Report | December 31, 2014	39

Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

As of June 30, 2014, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2015	2016	2017
Cullen International High Dividend Fund
Retail	$190,793	$141,000	$71,710
Class C	10,020	6,616	4,456
Class I	193,308	425,591	436,290
Class R1	214	214	80
Class R2	254	189	62
Total	$394,589	$573,610	$512,598

Cullen High Dividend Equity Fund
Retail	$1,274,105	$1,630,120	$1,533,595
Class C	118,180	229,551	265,976
Class I	4,502,635	6,581,395	6,068,336
Class R1	543	7,506	11,658
Class R2	395	1,576	5,911
Total	$5,895,858	$8,450,148	$7,885,476

Cullen Small Cap Value Fund
Retail	$87,751	$87,777	$60,863
Class C	8,696	6,752	2,676
Class I	227,609	202,679	150,336
Total	$324,056	$297,208	$213,875

Cullen Value Fund
Retail	N/A	$1,742	$3,366
Class C	N/A	2,891	2,832
Class I	N/A	266,268	266,468
Total	N/A	$270,901	$272,666

Cullen Emerging Markets High Dividend Fund
Retail	N/A	$53,734	$110,163
Class C	N/A	49,819	26,282
Class I	N/A	135,954	202,707
Total	N/A	$239,507	$339,152

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. State Street Global Services serves as the Funds’ custodian.

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

40	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2014 (Unaudited)

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At December 31, 2014, the Cullen Small Cap Value Fund had two affiliated shareholders who held 23.82% and 6.08% of the Fund’s outstanding shares, and the Cullen Value Fund had an affiliated shareholder who held 23.91% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

Semi-Annual Report | December 31, 2014	41

Cullen Funds Trust	Additional Information
December 31, 2014 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

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Page Intentionally Left Blank

Page Intentionally Left Blank

Cullen Funds

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

100 East Wisconsin Avenue, Suite 1800

Milwaukee, WI 53202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

(b)	Certifications required by Item 12(b) are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 4, 2015

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	March 4, 2015